Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
16	WARRANT LIABILITIES

As of December 31, 2024, the Company had issued three types of warrants that are classified as financial liabilities in accordance with IFRS 9 – Financial Instruments and IAS 32 – Financial Instruments: Presentation.

Pursuant to an advisory agreement entered with Exchange Listing, LLC, a Nevada limited liability company, the Company issued a total of 250,000 warrants on March 26, 2023, exercisable at US$ 4.00 per share.

On January 17, 2024, the Company issued an aggregate of 2,200,000 ordinary shares, together with Series A Warrants and Series B Warrants, each to purchase up to 2,200,000 ordinary shares. The Series A Warrants have a term of five years and are exercisable at US$ 1.25 per share, while the Series B Warrants have a term of 18 months, also exercisable at US$ 1.25 per share.

Management assessed the classification of these instruments in accordance with the provisions of IAS 32 – Financial Instruments: Presentation. Under IAS 32, a contract that may result in the issuance of a variable number of shares does not meet the definition of an equity instrument and must instead be classified as a derivative financial liability, measured at fair value through profit or loss.

As the warrants contain contingent settlement provisions that could result in variability in the settlement amount depending on the occurrence of uncertain future events, they do not qualify for equity classification. Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of Warrants	Issued	Exercise	Remaining
December 31, 2024
Series A	2,200,000	1,246,992	953,008
Series B	2,200,000	1,271,992	928,008
Existing Listing	250,000	229,453	20,547

Type of Warrant	Issued	Exercise	Remaining
December 31, 2023
Exchange Listing	250,000	229,453	20,547

The Company applied a Black-Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	December 31, 2023	December 31, 2024
Exchange Listing

Share price	2.26	US$	2.26
Exercise price / warrant	4.00	US$	4.00
Expected volatility	130.14%		130.14%
Dividend yield	Nil		Nil
Expected term (years)	4.24 years		4.24 years
Annual risk-free interest rate	3.918%		3.918%
	December 31, 2023	December 31, 2024
Series A

Share price	-	US$	1.08
Exercise price / warrant	-	US$	1.25
Expected volatility	-		236.94%
Dividend yield	-		Nil
Expected term (years)	-		4.00 years
Annual risk-free interest rate	-		3.918%

	December 31, 2023	December 31, 2024
Series B

Share price	-	US$	1.08
Exercise price / warrant	-	US$	1.25
Expected volatility	-		236.94%
Dividend yield	-		Nil
Expected term (years)	-		0.5 years
Annual risk-free interest rate	-		3.918%

Movement of the fair value of the warrant liabilities during the year is as follows:

	December 31, 2023	December 31, 2024
	RM	RM	US$

At beginning of the year	-	1,964,335	439,409
Exercised	-	(1,913,443)	(428,025)
Fair value change	1,964,335	151,891	33,977
Currency realignment	-	(53,896)	(12,056)
At end of the year	1,964,335	148,887	33,305